The Hartford Balanced Income Fund Annual Fund Operating Expenses - The Hartford Balanced Income Fund	Oct. 31, 2025
Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.53%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.11%
Expenses (as a percentage of Assets)	0.89%
Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.53%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.12%
Expenses (as a percentage of Assets)	1.65%
Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.53%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.13%
Expenses (as a percentage of Assets)	0.66%
Class R3
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.53%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.24%
Expenses (as a percentage of Assets)	1.27%
Class R4
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.53%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.18%
Expenses (as a percentage of Assets)	0.96%
Class R5
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.53%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.14%
Expenses (as a percentage of Assets)	0.67%
Class R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.53%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.03%
Expenses (as a percentage of Assets)	0.56%
Class Y
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.53%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.14%
Expenses (as a percentage of Assets)	0.67%
Class F
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.53%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.03%
Expenses (as a percentage of Assets)	0.56%